Filed Pursuant to Rule 497(e)
Registration No. 333-17391; 811-07959
HUBER SELECT LARGE CAP VALUE FUND
Investor Class (HULIX)
Institutional Class (HULEX)
HUBER SMALL CAP VALUE FUND
Investor Class (HUSIX)
Institutional Class (HUSEX)
HUBER LARGE CAP VALUE FUND
Investor Class (HUDIX)
Institutional Class (HUDEX)
HUBER MID CAP VALUE FUND
Investor Class (HUMDX)
Institutional Class (HUMEX)

(Each a “Fund,” together, the “Funds”)

Supplement dated January 7, 2026 to the
Statement of Additional Information (“SAI”) dated February 28, 2025

Effective December 31, 2025, Joe Redwine has retired his position as an Independent Trustee of the Trust. All references to Mr. Redwine are removed from relevant sections of the SAI.

Please retain this Supplement with your Statement of Additional Information